Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 09, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Warrant exercise price		$ 0.76
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from private equity placement	$ 3,200
Ordinary shares issued	2,370,000
Ordinary per share price	$ 1.35
Warrant exercise price	$ 1.7